Finance receivables, net - Finance Receivables Due for Payment (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Receivables [Abstract]
2026	€ 613.5
2027	13.3
2028 and thereafter	0.0
Finance receivables, gross	€ 626.8	€ 399.8